Trade and other receivables, net - Schedule of trade and other receivables, net (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022		Dec. 31, 2021	[1]
Trade and Other Receivables, Net (Details) [Line Items]
Trade receivables, net of discounts	$ 133,116	$ 106,824
Other receivables	8,648	11,657
Impairment of trade and other receivables	(16,910)	(12,065)
Trade receivables, net of discounts and impairment	124,854	106,416	[1]	$ 100,045
Discount and return provision amounts	30,867,000	22,240,000
Trade Receivables
Trade and Other Receivables, Net (Details) [Line Items]
Impairment of trade and other receivables	(14,509,000)	(10,768,000)
Other Receivable
Trade and Other Receivables, Net (Details) [Line Items]
Impairment of trade and other receivables	$ (2,401)	$ (1,297)

[1]	Refer to Note 4. Independent Investigation and Restatement